T. ROWE PRICE Target 2050 Fund
February 28, 2022 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/21
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/22
(Cost and value in $000s)
BOND MUTUAL FUNDS 5.7%
T. Rowe Price Funds:
New Income Fund  8,018 1,600 4,261 545,790 5,070
U.S. Treasury Long-Term Index
Fund  2,827 808 944 264,613 2,919
Limited Duration Inflation
Focused Bond Fund  2,420 3,003 2,719 498,945 2,629
International Bond Fund (USD
Hedged)  2,782 568 1,427 187,351 1,812
Dynamic Global Bond Fund  1,962 415 855 148,247 1,426
High Yield Fund  960 219 388 118,195 753
Emerging Markets Bond Fund  631 66 408 25,224 248
Total Bond Mutual Funds (Cost $15,210) 14,857
EQUITY MUTUAL FUNDS 92.7%
T. Rowe Price Funds:
Value Fund  45,208 17,170 5,109 1,166,316 52,519
Growth Stock Fund (3) 39,111 13,978 4,579 459,413 41,329
Equity Index 500 Fund  18,383 9,516 2,685 221,718 25,549
International Value Equity Fund  17,177 6,107 1,035 1,368,562 20,706
Overseas Stock Fund  16,077 5,698 1,074 1,531,213 19,217
International Stock Fund  15,171 6,058 901 914,143 16,921
Mid-Cap Value Fund  8,505 2,887 538 301,841 10,245
Mid-Cap Growth Fund (3) 8,026 3,513 617 91,375 9,433
Emerging Markets Stock Fund  8,547 2,600 1,138 181,391 7,649
Emerging Markets Discovery
Stock Fund  3,137 5,357 284 512,767 7,230
Real Assets Fund  5,752 1,718 369 477,798 7,143
Small-Cap Value Fund  5,419 1,754 280 110,415 6,365
Small-Cap Stock Fund  5,577 1,831 296 99,752 6,243
New Horizons Fund (3) 4,349 1,803 237 71,083 4,536
U.S. Large-Cap Core Fund  3,252 1,606 207 133,044 4,377
U.S. Equity Research Fund  – 3,974 63 90,039 3,749
Total Equity Mutual Funds (Cost $213,303) 243,211

T. ROWE PRICE Target 2050 Fund

$ Value
5/31/21
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/22
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.6%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.14% (4) 4,174 13,711 13,632 4,253,087 4,253
Total Short-Term Investments (Cost $4,253) 4,253
Total Investments in Securities 100.0%
(Cost $232,766) $ 262,321
Other Assets Less Liabilities (0.0)% (118)
Net Assets 100.0% $ 262,203
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled $4,083 and $4,617, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Target 2050 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2022.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 20 $ (96) $ 40
Emerging Markets Bond Fund  6 (41) 11
Emerging Markets Discovery Stock Fund  126 (980) 128
Emerging Markets Stock Fund  464 (2,360) 165
Equity Index 500 Fund  220 335 243
Growth Stock Fund  4,279 (7,181) —
High Yield Fund  2 (38) 41
International Bond Fund (USD Hedged)  38 (111) 38
International Stock Fund  1,048 (3,407) 289
International Value Equity Fund  94 (1,543) 648
Limited Duration Inflation Focused Bond Fund  80 (75) 54
Mid-Cap Growth Fund  974 (1,489) —
Mid-Cap Value Fund  761 (609) 157
New Horizons Fund  792 (1,379) —
New Income Fund  129 (287) 98
Overseas Stock Fund  59 (1,484) 465
Real Assets Fund  32 42 175
Small-Cap Stock Fund  481 (869) 27
Small-Cap Value Fund  426 (528) 64
U.S. Equity Research Fund  40 (162) 14
U.S. Large-Cap Core Fund  271 (274) 38
U.S. Treasury Long-Term Index Fund  (222) 228 48
Value Fund  5,010 (4,750) 707
U.S. Treasury Money Fund, 0.14% — — 3
Affiliates not held at period end 46 (5) 4
Totals $ 15,176# $ (27,063) $ 3,457+
# Capital gain distributions from mutual funds represented $15,071 of the net realized gain (loss).
+ Investment income comprised $3,457 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2050 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Target 2050 Fund (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE Target 2050 Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 28, 2022, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russia’s central bank closed the country’s stock market on February 28, 2022, and Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events.
Management is actively monitoring these events.
F198-054Q3 02/22